TAXATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended	36 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Vimicro China	Dec. 31, 2012 Vimicro Hong Kong	Dec. 31, 2012 PRC	Dec. 31, 2013 PRC Vimicro China	Dec. 31, 2012 PRC Vimicro Hong Kong	Dec. 31, 2012 U.S. Viewtel	Dec. 31, 2011 U.S. Viewtel	Dec. 31, 2010 U.S. Viewtel	Dec. 31, 2012 U.S. Viewtel Minimum	Dec. 31, 2012 U.S. Viewtel Maximum	Jan. 28, 2012 Hong Kong	Dec. 31, 2012 Hong Kong
TAXATION
Unrecognized tax benefits, interest or penalties recognized	$ 0	$ 0	$ 0
Taxation
Income tax (expense)/benefit	(210)	861	(750)						5	(11)	1
Taxable income eligible for partial benefit									335
Graduated rate (as a percent)												15.00%	25.00%
Taxable income eligible for benefit									75
Withholding income tax rate on dividends from foreign investment enterprise to foreign non-resident enterprise investors (as a percent)						10.00%
Withholding tax imposed on payments of dividends															0
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%			25.00%		25.00%							16.50%
Preferential tax rate (as a percent)							15.00%
Ownership interest percentage				100.00%	100.00%
Overpaid withholding tax refund received														988
Reconciliation between the PRC's statutory income tax rate and the actual effective tax rate
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%			25.00%		25.00%							16.50%
Effect of foreign tax rates differential (as a percent)	(16.00%)	(3.00%)	(30.00%)
Deferred tax rate differential (as a percent)	4.00%	6.00%	14.00%
Non-deductible expenses (as a percent)	(30.00%)	(1.00%)	(22.00%)
Change in valuation allowance (as a percent)	14.00%	(29.00%)	(5.00%)
Income tax in respect of prior years (as a percent)		6.00%
Other (as a percent)	(2.00%)
Effective income tax rate (as a percent)	(5.00%)	4.00%	(18.00%)
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	980	808
Accrued expenses, payroll and others	482	533
Difference in tax basis from ViSS acquisition	881	1,088
Difference in R&D expenses capitalization	3,133	3,125
Loss arising from disposal of assets due to operation discontinued		223
Non-operating loss carry-forwards	6,380	8,677
Others	1,906	1,884
Total deferred tax assets	13,762	16,338
Valuation allowance	(13,175)	(15,870)
Deferred tax assets, net of valuation allowance	587	468
Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	23	33
Total deferred tax liabilities	23	33
Classification on the consolidated balance sheets
Deferred tax assets current	418	356
Deferred tax assets, non-current	169	112
Deferred tax liabilities - non-current	$ 23	$ 33